Income Taxes - Disclosure of Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Income (loss) before income taxes	$ (1,225)	$ (21,462)
Statutory tax rate	26.50%	26.50%
Income tax expense (recovery) at statutory rates	$ (325)	$ (5,687)
Not deductible listing expenses	0	5,346
Not deductible expenses	199	898
Differences in foreign statutory tax rates	170	0
Impact of change of tax status	0	(35,111)
Foreign withholding tax	302	239
Temporary differences subject to initial recognition exemption	64	23
Foreign exchange	0	(7,206)
Other	(176)	(75)
Income tax recovery (expense)	$ 234	$ (41,573)